VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS
Through its investment activities, the Company regularly invests in various entities including limited partnerships (“LPs”) and limited liability companies (“LLCs”) and frequently participates in the design with their sponsors, but in most cases, its involvement is limited to financing. Some of these entities have been determined to be VIEs. In certain instances, in addition to an economic interest in the entity, the Company holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary. The Company consolidates all VIEs for which it is the primary beneficiary. The assets of consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these consolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third parties that may affect the fair value or risk of its variable interest in these VIEs as of December 31, 2024 and 2023.
In addition to investment activities, certain of the Company’s subsidiaries are deemed VIEs. The Company is the primary beneficiary and consolidates these entities in the same manner as other entities in which the Company has a controlling financial interest by holding a majority voting interest.
(a)Consolidated Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF DEC. 31 US$ MILLIONS	2024	2023
Available-for-sale fixed maturity securities	$127	$153
Equity securities	576	54
Mortgage loans on real estate, net of allowance	189	82
Private loans, net of allowance	1,384	727
Investment real estate	1,798	172
Real estate partnerships	2,885	2,477
Investment funds	4,804	375
Other invested assets	144	30
Cash and cash equivalents	218	85
Other assets	404	83
Total assets of consolidated VIEs	$12,529	$4,238
Notes payable	189	174
Other liabilities	363	30
Total liabilities of consolidated VIEs	$552	$204
(b)Unconsolidated Variable Interest Entities
For certain of the Company’s investments in various entities that are determined to be VIEs, the Company is not the primary beneficiary as it does not take an active role in the management of these investments. Such investments are reported in certain investment line items on the statements of financial position, including “Available-for-sale fixed maturity securities, at fair value”, “Equity securities, at fair value”, “Mortgage loans on real estate, at amortized cost”, “Investment funds”, “Short-term investments, at estimated fair value” and “Other invested assets”. In some instances, a consolidated VIE involves one or more underlying entities for which the Company is not the primary beneficiary because it does not have the power to direct the most significant activities of these entities. These unconsolidated VIEs that are part of consolidated VIEs are reported primarily in “Real estate partnerships” on the statements of financial position. Creditors or beneficial interest holders of the unconsolidated VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these unconsolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third-parties that may affect the fair value or risk of its variable interest in these VIEs as of December 31, 2024 and 2023.
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF DEC. 31 US$ MILLIONS	2024		2023
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities	$2,142	$3,003	$—	$—
Equity securities	466	466	239	239
Mortgage loans on real estate, net of allowance	716	731	630	630
Real estate partnerships	2,548	2,579	2,478	2,478
Investment funds	1,989	2,153	—	—
Short-term investments	99	99	—	—
Other invested assets	173	189	—	—
Total	$8,133	$9,220	$3,347	$3,347
(c)Equity Method Investments
Our investments in investment funds, real estate partnerships and other partnerships, of which substantially all are LPs or LLCs, are accounted for using the equity method of accounting, except for certain investments that are fair valued due to the application of fair value option under ASC 825 or the consolidation of investment company VIE under ASC 946. As of December 31, 2024 and 2023, the Company’s equity method investments were $7.5 billion and $7.2 billion, respectively. Balance as of December 31, 2024 includes $901 million of equity method investments in common stock for which a quoted market price is available. The aggregate value of such investments based on the quoted market price as of December 31, 2024 was $1.0 billion. No such investments were held as of December 31, 2023.
We generally recognize our share of earnings in our equity method investments within “Net investment income” using a three-month lag in instances where the investee’s financial information is not sufficiently timely or when the investee’s reporting period differs from our reporting period.
The following aggregated summarized financial data reflects the latest available financial information, inclusive of investments to which we would have applied the equity method of accounting had we not applied the fair value option under ASC 825, and does not represent the Company’s pro rata share of the assets, liabilities or earnings of such entities. Aggregated total assets of these entities totaled $208.6 billion and $52.3 billion as of December 31, 2024 and 2023, respectively. Aggregate net income of these entities totaled $5.1 billion, $2.0 billion and $89 million for the years ended December 31, 2024, 2023 and 2022, respectively. Aggregate net income from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income (loss) and realized and unrealized investment gains (losses), from investment funds, investment real estate, real estate partnerships and other invested assets.